RISK MANAGEMENT POLICIES	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
RISK MANAGEMENT POLICIES

15.	RISK MANAGEMENT POLICIES

●	Key Company Risk

The key risks to which Codere Online is exposed are related to the gambling sector. The gambling industry is closely regulated (those regulations extend to the gambling business itself and the gambling formats and channels permitted; management of the risks associated with gambling; gambling advertising; data protection; anti-money laundering; and anti-fraud, among others). Gambling operators are required to fulfil a number of technical and compliance-related obligations in order to operate under licenses that need to be renewed at certain intervals and/or are subject to ongoing oversight. The failure to comply with any of these regulations or requirements or the inability to renew our gambling licenses could have an adverse impact on our business. In addition, new regulations in the future could imply additional restrictions on already-regulated activities that could reduce Codere Online’s ability to offer products and services to its customers.

The industry is also exposed to the formulation of new and interpretation of existing gambling tax regulations in every market. Any increase in the gambling tax burden or changes in tax calculation methodologies could affect the viability of Codere Online’s business. The gambling industry is often in the spotlight and the public perception of what Codere Online does can also have an adverse impact on its performance. Moreover, regulatory changes in the various markets could pave the way for the entry of new competitors or new gambling formats that could have an adverse impact on Codere Online’s business. Lastly, Codere Online is and will remain exposed to inspections and/ lawsuits related with the above-mentioned tax regulations and compliance rules.

Elsewhere, the markets in which Codere Online does business expose it to political, macroeconomic and monetary risks that affect its international operations. The market conditions and social-economic variables in each of Codere Online’s markets affect its customers' purchasing power and, by extension, its business performance. Codere Online is also affected by political and monetary risks (including exposure to currency devaluations and changes in company law in our operating markets).

In addition, Codere Online is exposed to the risk that its customers' tastes and preferences could change, as well as the risk that technology could lead to alternative leisure pursuits options. It also faces risks deriving from supplier or competitor concentration in certain formats or products and the ability or inability of the former to create safe gambling products that are attractive to customers and comply with prevailing legislation in one or more markets. Lastly, the impact of technology developments on how the business and product are managed (digitalization and interconnection) implies risks with respect to the integrity of Codere Online’s IT systems and platforms which Codere Online needs to manage proactively in order to avoid potential contingencies. Codere Online's financial systems currently rely significantly on human intervention. Codere Online is making an effort to reduce the level of human intervention in the related processes.

Codere Online is exposed to various financial market risks as a result of its ordinary business activities. The main market risks affecting Codere Online are the following:

●	Liquidity risk: Codere Online is exposed to liquidity risk if a mismatch arises between its financing needs and its sources of financings.

●	Exchange rate risk: Codere Online is exposed to exchange rate risk because its functional currency is the euro, and the value of financial assets denominated in a currency that is different from Codere Online’s functional currency is subject to variations resulting from fluctuations in exchange rates.

●	Credit risk: Codere Online is exposed to the possibility of a counterparty to an agreement not complying with its contractual obligations, thus negatively affecting results of operations of Codere Online.

Market Risk

As a publicly traded company, Codere Online is exposed to market risks that arise from changes in market prices and rates, including foreign currency exchange rates, interest rates, equity prices, and other factors that affect the capital markets.

Additionally, our company has issued warrants that are also subject to market risk. Adverse changes in these market conditions could have a negative impact on our financial performance and position.

These market risks may impact the financial performance and position of the Company.

Liquidity risk

Codere Online is exposed to liquidity risk if a mismatch arises between its financing needs (including operating, financial and investment needs) and its sources of financing (including cash on balance sheet and future cash flows).

Exchange rate risk

Exchange rate risk arises when the value of existing assets, liabilities and / or future cash flows are subject to change because of fluctuations in foreign exchange rates. Codere Online’s exposure to the risk of changes in foreign exchange rates relates primarily to (i) its operations (certain revenues and expenses being denominated in foreign currencies) and (ii) certain cash balances being held in foreign currencies.

Codere Online actively manages exchange rate risks to control the exposure of balances to foreign currency in order to minimize the risks associated with exchange rate variations and optimizing Codere Online’s financial cost.

The following tables include the outstanding current asset and current liability balances in foreign currencies as of December 31, 2023 and 2022 in thousands of euros:

12/31/2023

	Current assets	Current liabilities
ILS	665	784
COP	4,006	2,036
MXN	11,027	17,090
PAB	2,678	2,268
ARS	1,587	539
USD	-	-
Total	19,963	22,717

12/31/2022

	Current assets	Current liabilities
ILS	483	996
COP	5,354	5,529
MXN	4,788	14,164
GBP	14	-
PAB	922	1,214
ARS	1,368	1,361
USD	-	57
Total	12,929	23,321

Sensitivity analysis

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2023	Statement of operations	Equity	Statement of operations	Equity
COP/EUR	4,223.37	(197)	-	197	-
MXN/EUR	18.67	606	-	(606)	-
GBP/EUR	0.87	-	-	-	-
USD/EUR	1.11	495	-	(495)	-
ARS/EUR	893.34	192	-	(192)	-
ILS/EUR	4.01	12	-	(12)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2022	Income statement	Equity	Income statement	Equity
COP/EUR	5,130.56	18	-	(18)	-
MXN/EUR	20.65	938	-	(938)	-
GBP/EUR	0.88	1	-	(1)	-
USD/EUR	1.07	4,224	-	(4,224)	-
ARS/EUR	188.96	273	-	(273)	-
ILS/EUR	3.75	51	-	(51)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2021	Income statement	Equity	Income statement	Equity
COP/EUR	4,509.0	109	-	(109)	-
MXN/EUR	23.0	496	-	(496)	-
GBP/EUR	0.8	-	-	-	-
USD/EUR	1.1	8,592	-	(8,592)	-
ARS/EUR	116.0	173	-	(173)	-
ILS/EUR	4.0	55	-	(55)	-

Credit risk

Codere Online does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Codere Online does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Codere Online considers a financial asset to be in default when:

-	the debtor is unlikely to pay its credit obligations to Codere Online in full, without recourse by Codere Online to actions such as realising security (if any is held).

Impairment provisions are determined on the basis of lifetime expected credit losses, including those expected at the individual level, using reasonable and supportable forward-looking information, based on the best information available at the date of authorizing the financial statements for issue. They are re-estimated at every reporting date on an individual basis, using the following criteria:

-	The age of the debt.

-	The existence of financial difficulties, including bankruptcy proceedings.

-	An analysis of the debtor's ability to repay the loan.

As described in Note 3, Codere Online’s historical credit loss experience with Group´s entities is nil. The expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (“PD”) of Codere Group and a loss given at default (“LGD”) of 100%.

15.	RISK MANAGEMENT POLICIES

●	Key Group Risk

The key risks to which the Group is exposed are related to the gambling sector. The gambling industry is closely regulated (those regulations extend to the gambling business itself and the gambling formats and channels permitted; management of the risks associated with gambling; gambling advertising; data protection; anti-money laundering; and anti-fraud, among others). Gambling operators are required to fulfil a number of technical and compliance-related obligations in order to operate under licenses that need to be renewed at certain intervals and/or are subject to ongoing oversight. The failure to comply with any of these regulations or requirements or the inability to renew our gambling licenses could have an adverse impact on our business. In addition, new regulations in the future could imply additional restrictions on already-regulated activities that could reduce the Group’s ability to offer products and services to its customers.

The industry is also exposed to the formulation of new and interpretation of existing gambling tax regulations in every market. Any increase in the gambling tax burden or changes in tax calculation methodologies could affect the viability of the Group’s business. The gambling industry is often in the spotlight and the public perception of what the Group does can also have an adverse impact on its performance. Moreover, regulatory changes in the various markets could pave the way for the entry of new competitors or new gambling formats that could have an adverse impact on the Group’s business. Lastly, the Group is and will remain exposed to inspections and/ lawsuits related with the above-mentioned tax regulations and compliance rules.

Elsewhere, the markets in which the Group does business expose it to political, macroeconomic and monetary risks that affect its international operations. The market conditions and social-economic variables in each of the Group’s markets affect its customers’ purchasing power and, by extension, its business performance. The Group is also affected by political and monetary risks (including exposure to currency devaluations and changes in company law in our operating markets).

The Group is exposed to risks deriving from its growth and financing strategies. Indeed, its indebtedness could curtail management of the business, whereas conditions in the capital markets or the undertaking of unprofitable investments could affect the Group’s performance. Moreover, financial market circumstances and the Group’s financial situation could affect the ability to secure the guarantees or sureties needed to operate most of the gambling licenses it manages in its various business markets.

In addition, the Group is exposed to the risk that its customers’ tastes and preferences could change, as well as the risk that technology could lead to alternative leisure pursuits options. It also faces risks deriving from supplier or competitor concentration in certain formats or products and the ability or inability of the former to create safe gambling products that are attractive to customers and comply with prevailing legislation in one or more markets. Lastly, the impact of technology developments on how the business and product are managed (digitalization and interconnection) implies risks with respect to the integrity of the Group’s IT systems and platforms which the Group needs to manage proactively in order to avoid potential contingencies. The Group’s financial systems currently rely significantly on human intervention. The Group is making an effort to reduce the level of human intervention in the related processes.

The Group is exposed to various financial market risks as a result of its ordinary business activities. The main market risks affecting the Group are the following:

●	Liquidity risk: The Group is exposed to liquidity risk if a mismatch arises between its financing needs (including operating and financial expense and investments) and its sources of financings (including revenues, divestments and credit lines from financial institutions and financial instruments from related parties (including capital contributions)).

●	Exchange rate risk: The Group is exposed to exchange rate risk because its functional currency is the euro, and the value of financial assets denominated in a currency that is different from the Group’s functional currency is subject to variations resulting from fluctuations in exchange rates.

●	Credit risk: The Group is exposed to the possibility of a counterparty to an agreement not complying with its contractual obligations, thus negatively affecting results of operations of the Group.

Market Risk

As a publicly traded company, the Group is exposed to market risks that arise from changes in market prices and rates, including foreign currency exchange rates, interest rates, equity prices, and other factors that affect the capital markets.

Additionally, our company has issued warrants that are also subject to market risk. Adverse changes in these market conditions could have a negative impact on our financial performance and position.

These market risks may impact the financial performance and position of the Company.

Liquidity risk

The Group’s general financial policy consists in managing the liquidity to ensure that the funds required for future obligations are available through cash from operations and, at times, financings from related parties or third parties.

Exchange rate risk

Exchange rate risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency).

The Group actively manages exchange rate risks to control the exposure of balances to foreign currency in order to minimize the risks associated with exchange rate variations and optimizing the Group’s financial cost. In this way, it attempts to protect its solvency and financial results.

The following tables include the outstanding current asset and current liability balances in foreign currencies as of December 31, 2022 and 2021 in thousands of euros:

12/31/2022

	Current assets	Current liabilities
ILS	483	996
COP	5,354	5,529
MXN	4,788	14,164
GBP	14	-
PAB	922	1,214
ARS	1,368	1,361
USD	-	57
Total	12,929	23,321

12/31/2021

	Current assets	Current liabilities
ILS	150	829
COP	1,337	2,427
MXN	1,734	6,699
GBP	-	1
ARS	290	1,444
USD	85,763	158
Total	89,274	11,558

The balances exposed to the exchange rate risk from Panama were not significant.

Sensitivity analysis

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2022	Income statement	Equity	Income statement	Equity
COP/EUR	5,130.56	18	-	(18)	-
MXN/EUR	20.65	938	-	(938)	-
GBP/EUR	0.88	1	-	(1)	-
USD/EUR	1.07	4,224	-	(4,224)	-
ARS/EUR	188.96	273	-	(273)	-
ILS/EUR	3.75	51	-	(51)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2021	Income statement	Equity	Income statement	Equity
COP/EUR	4,509.0	109	-	(109)	-
MXN/EUR	23.0	496	-	(496)	-
GBP/EUR	0.8	-	-	-	-
USD/EUR	1.1	8,592	-	(8,592)	-
ARS/EUR	116.0	173	-	(173)	-
ILS/EUR	4.0	55	-	(55)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2020	Income statement	Equity	Income statement	Equity
COP/EUR	4,212.0	(44)	-	44	-
MXN/EUR	24.5	(212)	-	212	-
ILS/EUR	3.9	(6)	-	6	-

Credit risk

The Group’s main financial assets exposed to credit risk are trade receivables, current financial assets and other current assets.

Impairment provisions are determined on the basis of lifetime expected credit losses, including those expected at the individual level, using reasonable and supportable forward-looking information, based on the best information available at the date of authorizing the financial statements for issue. They are re-estimated at every reporting date on an individual basis, using the following criteria:

-	The age of the debt.

-	The existence of financial difficulties, including bankruptcy proceedings.

-	An analysis of the debtor’s ability to repay the loan.

As described in Note 3, the Group’s historical credit loss experience between Group’s entities is nil. The expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (“PD”) of Codere Group and a loss given at default (“LGD”) of 100%.